EFH Bankruptcy Proceedings (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Oct. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Oct. 29, 2016	Apr. 28, 2014
Bankruptcy [Line Items]
Amount receivable from related party					$ 129
Amount collected from related party		$ 128	$ 127
Subsequent Event [Member]
Bankruptcy [Line Items]
Purchase price	$ 2,400
Plan Of Reorganization [Member]
Bankruptcy [Line Items]
Percent of outstanding equity interests required			80.03%
Intended raise of equity and debt for investment			$ 12,600
OMI Agreement [Member] | Subsequent Event [Member]
Bankruptcy [Line Items]
Limited liability company interests, shares				1,396,008
Limited liability company interests, value				$ 27
EFH Corp [Member] | NEE Merger Agreement [Member]
Bankruptcy [Line Items]
Agreement extension period		90 days
Percent of outstanding equity interests required		80.00%
Termination fee		$ 275
Texas Holdings Group [Member] | TTI Merger Agreement [Member] | Subsequent Event [Member]
Bankruptcy [Line Items]
Percent of outstanding equity interests required	19.75%